FT Vest U.S. Equity Buffer ETF - May Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FT Vest U.S. Equity Buffer ETF - May | FT Vest U.S. Equity Buffer ETF - May
Prospectus [Line Items]
Annual Return [Percent]	14.82%	17.60%	(8.27%)	10.74%